Impairment - Summary of impairment charges (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment charges (reversal), Pre-tax amount	$ 15	$ (122)
Impairment charges (reversal), taxation	0
Non-controlling interests	0
Net impairment reversals/(charges) in the income statement	15
Property, plant and equipment
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment charges (reversal), Pre-tax amount	0	(122)
Share of profit after tax of equity accounted units
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment charges (reversal), Pre-tax amount	15	0
Rio Tinto Iron and Titanium Quebec Operations ("RTITQO") | Other operations
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment charges (reversal), Pre-tax amount	0	(122)
Impairment charges (reversal), taxation	0
Non-controlling interests	0
Net impairment reversals/(charges) in the income statement	0
Porto Trombetas (MRN) | Aluminium
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment charges (reversal), Pre-tax amount	15	$ 0
Impairment charges (reversal), taxation	0
Non-controlling interests	0
Net impairment reversals/(charges) in the income statement	$ 15